RIGHT-OF-USE ASSETS AND LEASE LIABILITES (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASE LIABILITES
Summary of lease agreements

	Property:	Servers and
	Agencies and	technology	Transport	Other
	offices	platforms	units	leases	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1,	819,046	168,371	3,006	7,394	997,817	—
Additions	28,352	145,140	598	20,411	194,501	997,817
Acquisition of business	—	—	—	—	—	—
Transfers	—	—	—	—	—	—
Disposal and others	(49,544)	(151,877)	(749)	—	(202,170)	—
Balance as of December 31	797,854	161,634	2,855	27,805	990,148	997,817

Accumulated depreciation -
Balance as of January 1,	130,761	40,591	971	3,654	175,977	—
Depreciation of the period	131,815	35,926	837	3,427	172,005	169,406
Acquisition of business	—	—	—	—	—	6,571
Transfers	—	—	—	—	—	—
Disposal and others	(5,144)	(55,763)	145	—	(60,762)	—
Balance as of December 31	257,432	20,754	1,953	7,081	287,220	175,977

Net carrying amount	540,422	140,880	902	20,724	702,928	821,840